Intangible assets and goodwill - Business combinations and goodwill (Details)				12 Months Ended
	Jan. 27, 2022 USD ($) $ / shares	Jan. 25, 2022 item	Jan. 22, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Acquisition of game development studios
Number of game development studios acquired | item		3
Total consideration to acquire studios				$ 67,062,000
Cash				55,667,000
Share consideration				3,158,000
Deferred share consideration				8,237,000
Period for shares ineligibility for sale on Nasdaq from the date of allotment under scenario one for option becomes exercisable	1 year
Maximum period for shares from acquisition date to repurchase outstanding consideration shares under scenario two for option becomes exercisable	2 years
Option recognized as of acquisition date				13,499,000
Incremental borrowing rate			3.00%
Unwinding discount from acquisition date to reporting date					$ 366,000
Accrued additional discount				$ 129,000
Share Price As of Acquisition Date | $ / shares				$ 7.97
Difference Between Share Consideration and Put Option Liability				$ 2,103
Issue of ordinary shares related to business combination					$ (2,103,000)
MX Capital Ltd
Acquisition of game development studios
Percentage of voting interest acquired		48.80%
Castcrown Ltd
Acquisition of game development studios
Percentage of voting interest acquired		49.50%
Gracevale Limited
Acquisition of game development studios
Percentage of voting interest acquired	100.00%		100.00%
Total consideration to acquire studios	$ 70,000,000					$ 67,062,000
Cash	55,517,000
Share consideration	3,158,000
Deferred share consideration	$ 8,237,000
Price per share for option to acquire shares | $ / shares	$ 10.00
Lightmap LLC
Acquisition of game development studios
Percentage of voting interest acquired	100.00%	100.00%
Total consideration to acquire studios	$ 150,000